Segment and Geographic Information - Reconciliation to IFRS Earnings Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Segment income	$ 167.7	$ 127.9	$ 149.3
Reconciling items:
Employee SBC expense	33.4	25.8	34.1
Amortization of intangible assets (excluding computer software)	25.5	25.6	29.6
Other charges (recoveries) (note 15)	10.3	23.5	(49.9)
Earnings before income taxes	$ 136.0	$ 90.2	$ 99.8
ATS
Disclosure of operating segments [line items]
Segment margin (as a percentage)	4.50%	3.30%	2.80%
CCS
Disclosure of operating segments [line items]
Segment margin (as a percentage)	3.90%	3.50%	2.60%
Operating segments
Disclosure of operating segments [line items]
Segment income	$ 233.9	$ 199.0	$ 158.1
Operating segments | ATS
Disclosure of operating segments [line items]
Segment income	105.0	69.7	64.2
Operating segments | CCS
Disclosure of operating segments [line items]
Segment income	128.9	129.3	93.9
Reconciling items
Reconciling items:
Finance costs	31.7	37.7	49.5
Employee SBC expense	33.4	25.8	34.1
Other charges (recoveries) (note 15)	10.3	23.5	(49.9)
Reconciling items | Intangible assets, excluding computer software
Reconciling items:
Amortization of intangible assets (excluding computer software)	$ 22.5	$ 21.8	$ 24.6